Balances with Government Authorities	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Balances with Government Authorities [Abstract]
Balances with government authorities
8	Balances with government authorities

The components of balances with government authorities were as follows:

(In USD)

As at	September 30, 2024	March 31, 2024
Current
Goods and service tax receivable	$4,181,146	$4,277,019
Less: Impairment*	(3,830,175)	(3,849,317)
	$350,971	$427,702

Non-current
Other tax receivables	$4,083	$18,126
	$4,083	$18,126

*	During the year ended March 31, 2024, the Company recorded an allowance for impairment of tax credits for an amount of $3,849,317 for estimated losses resulting from substantial doubt about the utilization of the tax credits. This allowance for impairment of tax credits was determined by estimating future uses of tax credits against output Goods and Service Tax (“GST”). No impairment allowance has been recorded for the three months and six months ended September 30, 2024. As of September 30, 2024 the impairment amounts to $3,830,175 (March 31, 2024 : $3,849,317).

7	Balances with government authorities

The components of balances with government authorities were as follows:

(In USD)
As at	March 31, 2024	March 31, 2023
Current
Goods and service tax receivable	$4,277,019	$3,962,822
Less: Impairment*	(3,849,317)	-
	427,702	3,962,822

Non current
Goods and service tax receivable**	$-	$196,483
Other tax receivables	18,126	51,838
	18,126	248,321

*	As of March 31, 2024, the Company recorded an allowance for impairment of tax credits for an amount of $3,849,317 for estimated losses resulting from unlikely utilization of the tax credits. This allowance for impairment of tax credits was determined by estimating future uses of tax credits against output Goods and Service Tax (“GST”).

**	Although these taxes are contractually available to the Company immediately, the Company has accounted for these credits as non-current based upon their expected utilization period.